COMMON STOCK	12 Months Ended
Dec. 31, 2022
COMMON STOCK
COMMON STOCK

NOTE 11. COMMON STOCK

The Company’s common stock transactions for the year ended December 31, 2022 consisted of the following:

The Company issued 191,919 shares of its common stock for 175,252 RSUs vested during 2022 and 16,667 RSUs vested during 2021.

The Company issued 7,917 shares of common stock upon conversion of a $47,500 convertible note payable.

On March 1, 2022, the Company exchanged 1,000,000 shares of common stock for 3,000,000 shares of Series B convertible preferred stock (see Note 12).

The Company issued 1,012 shares of common stock in connection with the rounding provision of the 1-for-3 reverse stock split effective on April 28, 2022.

On May 18, 2022, the Company issued 2,352,942 shares of common stock in connection with a completed underwritten public offering. The Company received approximately $8,700,000 of net proceeds from the sale of an underwritten public offering of 2,352,942 units (Units) at a public offering price of $4.25 per Unit, with each Unit consisting of one share of our Common Stock, par value $0.00001, and two warrants each to purchase one share of Common Stock.

On September 30, 2022, the Company issued 1,925,677 shares of common stock in connection with a completed PIPE Offering. The Company received approximately $5,120,000 of net proceeds from the sale of 4,054,055 PIPE units at an offering price of $1.48 per PIPE unit. In connection with the PIPE Offering, the Company issued 1,925,677 Non-Prefunded Units and 2,128,378 Prefunded Units at a purchase price of $1.48 per unit priced at-the-market under Nasdaq rules. The Prefunded Units were sold at the same price less the Prefunded Warrant exercise price of $0.001. Each Non-Prefunded Unit consists of one share of common stock and one non-tradable Non-Prefunded Warrant exercisable for one share of common stock, at a price of $1.35, subject to adjustments pursuant to the non-prefunded warrant agreement (“Non-Prefunded Warrant Agreement”). Each Prefunded Unit consists of one share of a Non-Prefunded Warrant and one non-tradable Prefunded Warrant exercisable for one share of common stock, at a price of $1.35 less the Prefunded Warrant exercise price of $0.001, subject to adjustments pursuant to the prefunded warrant agreement (“Prefunded Warrant Agreement”).

The Company issued 1,647,564 shares of its common stock under the terms of the May 2022 underwritten public offering at the stock warrant exercise price of $2.125 per share.

The Company issued 2,128,378 shares of its common stock under the terms of the September 2022 PIPE offering at the Prefunded stock warrant exercise price of $0.001 per share.

The Company issued 48,106 shares of its common stock at the stock options exercise price of $0.79026 per share. Proceeds from the options exercised included 12,329 shares of the Company’s previously issued common stock surrendered by the option holders and classified as Treasury Stock at December 31, 2022.

The Company issued 500,000 shares of its common stock to a consultant as a prepayment for strategic advisory and digital marketing services. The common shares were issued at $0.91 per share with a fair value on the date of issuance of $455,000.

The Company issued 300,000 shares of its common stock to a consultant as prepayment for business development consulting services. The common shares were issued at $0.88 per share with a fair value on the date of issuance of $264,000.

The Company issued 75,000 shares of its common stock to a beneficial owner of the Company for the professional services (see Note 6). The common shares were issued at $0.94 per share with a fair value on the date of issuance of $70,500.

The Company issued 27,500 shares of its common stock to a consultant as prepayment for investor relation services. The common shares were issued at $2.73 per share with a fair value on the date of issuance of $75,000.

The Company’s common stock transactions for the year ended December 31, 2021 consisted of the following:

The Company issued 14,390 shares of its common stock to SOBR Safe, LLC, an entity controlled by a beneficial owner of the Company, in full satisfaction of $107,880 of accrued dividends resulting from the December 2020 conversion of the Series A-1 Convertible Preferred Stock into common shares.

The Company issued 5,334 shares of its common stock valued at $49,600 to its landlord under the terms of a lease agreement expiring in February 2022. The amount has been recorded as prepaid expense and amortized monthly over the lease term as general and administrative expense in the consolidated statement of operations.

The Company issued 34,806 shares of its common stock valued at $145,805 previously recorded in stock subscriptions payable for contracted consulting services.

The Company issued 58,980 shares of its common stock to IDTEC at the stock warrant exercise price of $1.50 per share.

The Company issued 24,368 shares of its common stock at the stock options exercise price of $0.79026 per share.